The following table summarizes the activity in other real estate owned for the three months ended March 31, 2021 and the year ended December 31, 2020: (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Real Estate [Abstract]
Balance, beginning of period	$ 3,334	$ 3,393
Balance, end of period	$ 3,342	$ 3,334